Financial risk management - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2025 USD ($)
Statements [Line Items]
Borrowings	¥ 2,354,287,000,000	¥ 2,275,828,000,000
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	0	0
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	893,972,000,000	1,243,109,000,000
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	208,000,000	969,000,000
Accumulated increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	1,357,000,000	1,566,000,000
Total assets	35,293,173,000,000	34,107,490,000,000
Total liabilities	26,783,022,000,000	26,351,385,000,000
Sony Financial Group Inc [Member]
Statements [Line Items]
Total assets	21,072,828,000,000	20,877,128,000,000
Total liabilities	¥ 19,999,916,000,000	19,763,959,000,000
Market risk [member] | Sony Bank Inc [Member]
Statements [Line Items]
Time period for measurement of VaR using historical method	250 days
Confidence level for measurement of VaR using historical method	99.00%
Value at risk	¥ 32,076,000,000	¥ 18,046,000,000
CP Programs [Member]
Statements [Line Items]
Maximum borrowing limit	1,246,800,000,000
Borrowings	0
Committed Lines Of Credit [Member]
Statements [Line Items]
Undrawn borrowing facilities	760,700,000,000
Committed Lines Of Credit [Member] | U.S. dollar [member] | Syndicate Of Japanese Banks [Member]
Statements [Line Items]
Undrawn borrowing facilities | $			$ 1,700
Committed Lines Of Credit [Member] | U.S. dollar [member] | Syndicate Of Foreign Bank [Member]
Statements [Line Items]
Undrawn borrowing facilities | $			$ 1,050
Committed Lines Of Credit [Member] | Japan [member] | Syndicate Of Japanese Banks [Member]
Statements [Line Items]
Undrawn borrowing facilities	¥ 350,000,000,000